Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities as of December 31, 2021 and 2020 are as follows (in thousands):

Year ended December 31,	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$159,303	$142,964
Accruals and reserves	3,432	2,188
Other	6,014	3,042

Total Deferred Tax Assets	168,749	148,194
Less: valuation allowance	(166,243)	(143,578)

Total Deferred Tax Assets, Net of Valuation Allowance	2,506	4,616

Deferred tax liabilities:
Intangibles	(3,937)	(6,963)
Other	(278)	—

Total Deferred Tax Liabilities	(4,215)	(6,963)

Net Deferred Tax Liabilities	$(1,709)	$(2,347)

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of the statutory federal income tax rate to our effective tax rate for the years ended December 31, 2021 and 2020:

Year ended December 31,	2021 (%)	2020 (%)
Federal statutory income tax rate	21.0	21.0
State income tax expense	3.5	8.9
Permanent tax adjustments	(1.9)	(0.6)
Fair value adjustments	(3.6)	(1.9)
Gain on debt extinguishment	1.2	—
Change in valuation allowance	(19.9)	(26.8)
Foreign rate differential	0.6	0.6
Other, net	(0.5)	(0.5)

Effective Income Tax Rate	0.4	0.8

Schedule of US And Foreign Compinents Of Income Tax Expense Benefit
The U.S. and foreign components of income (loss) before provision for (benefit from) income taxes for the years ended December 31, 2021 and 2020 are as follows (in thousands):

Year ended December 31,	2021	2020
United State s	$(105,821)	$(149,621)
Foreign	(14,713)	(16,694)

Loss Before Provision for Income Taxes	$(120,534)	$(166,315)

Schedule Of Components Of Income Tax Expense Benefit
The components of the provision for (benefit from) income taxes for the years ended December 31, 2021 and 2020 are as follows (in thousands):

Year ended December 31,	2021	2020
Current:
Federal	$—	$—
State	9	2
Foreign	3	9

Total Current Tax Expense	12	11

Deferred:
Federal	—	—
State	—	—
Foreign	(483)	(1,271)

Total Deferred Tax Benefit	(483)	(1,271)

Total Benefit from Income Taxes	$(471)	$(1,260)

Interprivate II Acquisition Crop [Member]
Schedule of Deferred Tax Assets and Liabilities

12/31/2021
Deferred tax asset (liability)
Net operating loss carryforward	$30,226
Startup/Organization Expenses	397,294
Unrealized gain/loss	(4,500)

Total deferred tax assets	423,020
Valuation Allowance	(423,020)

Deferred tax asset (liability), net of allowance	$(0)

Federal Income Tax Note

12/31/2021
Federal
Current expense/(benefit)	$—
Deferred expense/(benefit)	(423,020)
State and Local
Current	—
Deferred	—
Change in valuation allowance	423,020

Income tax provision expense/ (benefit)	$—

Schedule of Effective Income Tax Rate Reconciliation

12/31/2021
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Deferred tax liability change in rate	0.00%
Transaction costs warrants	-0.05%
Change in FV warrants	-4.80%
Meals & entertainment	0.00%
Valuation allowance	-16.15%

Income tax provision expense/(benefit)	0.00%